Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Summary Of Long-Term Debt And Capital Lease Obligations

	December 31,
	2011	2010

Revolving credit facilities (a)	$—	$—
Bank borrowings (a):
New Term Loan A	725,000	—
New Term Loan B, net of a discount of approximately $13,742 at December 31, 2011	1,386,258	—
Predecessor Term Loan	—	2,481,434
7.375% Senior Notes due 2020 (b)	875,000	—
6.125% Senior Notes due 2016, net of discounts of approximately $1,584 and $1,953 at December 31, 2011 and 2010, respectively (b)	398,416	398,047
3.75% Convertible Senior Subordinated Notes due 2028, net of discounts of approximately $9,802 and $13,352 at December 31, 2011 and 2010, respectively (c)	81,648	78,098
Installment notes and other unsecured long-term debt at interest rates ranging from 4.2% to 7.5%, payable through 2025	4,264	5,184
Capital lease obligations (see Note 3)	104,412	55,701

Long-term debt and capital lease obligations	3,574,998	3,018,464
Less current maturities	(85,509)	(34,745)

Long-term debt and capital lease obligations, less current maturities	$3,489,489	$2,983,719

Estimated Fair Values Of Long-Term Debt Instruments

	December 31,
	2011	2010

New Term Loan A	$708,688	$—
New Term Loan B	1,393,000	—
Predecessor Term Loan	—	2,448,211
2016 Senior Notes	416,000	405,000
2020 Senior Notes	910,000	—
2028 Notes	94,391	109,543

Schedule Of Maturities Of Long-Term Debt Exclusive Of Capital Lease Obligations

2012	$69,522
2013	69,546
2014	178,165
2015	122,967
2016	849,221
Thereafter	2,206,293

$3,495,714